Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees		S/ 474,822	S/ 651,255	S/ 623,480
Banking services fees		192,588	220,207	186,783
Funds management		151,356	147,954	148,048
Contingent loans fees		52,156	56,153	61,766
Collection services		41,124	41,010	37,068
Brokerage and custody services	[1]	6,858	9,109	11,035
Other		42,207	40,801	33,758
Total	[1]	961,111	1,166,489	1,101,938
Credit cards		(105,772)	(118,675)	(103,645)
Credit life insurance premiums		(59,520)	(48,866)	(58,931)
Local banks fees		(15,828)	(9,307)	(6,555)
Foreign banks fees		(15,105)	(17,172)	(15,324)
Registry expenses		(8,151)	(7,472)	(5,143)
Brokerage and custody services	[1]	(630)	(642)	(1,877)
Others		(32,605)	(38,470)	(36,037)
Total		(237,611)	(240,604)	(227,512)
Net		S/ 723,500	S/ 925,885	S/ 874,426

[1]	As of December 31, 2020, 2019 and 2018, the Group has recognized net income amounting to S/6,228,000, S/8,467,000 and S/9,158,000, respectively, for transactions carried out on behalf of its clients.